INVENTORY ON HAND (Tables)	6 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
INVENTORY ON HAND [Abstract]
Schedule of Inventories
	December 31, 2012	June 30, 2012
	($ in thousands)
Finished goods	$378	$479
Work in process	1,484	1,115
Raw materials and supplies	115	150
	$1,977	$1,744

		December 31,
	June 30, 2012	2011	2010
	($ in thousands)
Finished goods	$479	$741	$957
Work in process	1,115	1,044	573
Raw materials and supplies	150	276	174
	$1,744	$2,061	$1,704